FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Fixed and Market Price Contract) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) MWh kJ $ / item $ / bbl $ / kJ $ / MWh bbl	Dec. 31, 2017 CAD ($) MWh kJ $ / item $ / bbl $ / kJ $ / MWh bbl
Natural Gas Contracts [Member] | Sales [Member]
Derivative [Line Items]
Notional volume (GJ or MWh) | kJ	858,640,810,000	94,804,039,000
Fair Value ($)	$ 19.0	$ 14.8
Natural Gas Contracts [Member] | Purchases [Member]
Derivative [Line Items]
Notional volume (GJ or MWh) | kJ	1,638,207,391,000	61,980,315,000
Fair Value ($)	$ (179.5)	$ (16.8)
Natural Gas Contracts [Member] | Swaps [Member]
Derivative [Line Items]
Notional volume (GJ or MWh) | kJ	621,578,572,000	6,039,641,000
Fair Value ($)	$ 20.9	$ 7.9
Natural Gas Contracts [Member] | Minimum [Member] | Sales [Member]
Derivative [Line Items]
Fixed price | $ / kJ	1,070.00	420.00
Period (months)	1 month	1 month
Natural Gas Contracts [Member] | Minimum [Member] | Purchases [Member]
Derivative [Line Items]
Fixed price | $ / kJ	690.00	520.00
Period (months)	1 month	1 month
Natural Gas Contracts [Member] | Minimum [Member] | Swaps [Member]
Derivative [Line Items]
Fixed price | $ / kJ	2,560.00	2,860.00
Period (months)	1 month	1 month
Natural Gas Contracts [Member] | Maximum [Member] | Sales [Member]
Derivative [Line Items]
Fixed price | $ / kJ	12,190.00	6,890.00
Period (months)	178 months	60 months
Natural Gas Contracts [Member] | Maximum [Member] | Purchases [Member]
Derivative [Line Items]
Fixed price | $ / kJ	16,260.00	6,400.00
Period (months)	179 months	48 months
Natural Gas Contracts [Member] | Maximum [Member] | Swaps [Member]
Derivative [Line Items]
Fixed price | $ / kJ	15,370.00	9,380.00
Period (months)	231 months	10 months
Power Contracts [Member] | Sales [Member]
Derivative [Line Items]
Notional volume (GJ or MWh) | MWh	11,881,575	2,169,321
Fair Value ($)	$ (1.9)	$ (2.5)
Power Contracts [Member] | Purchases [Member]
Derivative [Line Items]
Fixed price | $ / MWh		58.50
Notional volume (GJ or MWh) | MWh	8,507,874	17,520
Fair Value ($)	$ 16.4	$ (4.5)
Power Contracts [Member] | Swaps [Member]
Derivative [Line Items]
Notional volume (GJ or MWh) | MWh	20,957,180	1,563,160
Fair Value ($)	$ (22.3)	$ 6.5
Power Contracts [Member] | Minimum [Member] | Sales [Member]
Derivative [Line Items]
Fixed price | $ / MWh	26.90	38.20
Period (months)	1 month	1 month
Power Contracts [Member] | Minimum [Member] | Purchases [Member]
Derivative [Line Items]
Fixed price | $ / MWh	25.50
Period (months)	1 month	1 month
Power Contracts [Member] | Minimum [Member] | Swaps [Member]
Derivative [Line Items]
Fixed price | $ / MWh	(6.07)	37.50
Period (months)	1 month	1 month
Power Contracts [Member] | Maximum [Member] | Sales [Member]
Derivative [Line Items]
Fixed price | $ / MWh	95.03	95.03
Period (months)	60 months	60 months
Power Contracts [Member] | Maximum [Member] | Purchases [Member]
Derivative [Line Items]
Fixed price | $ / MWh	50.25
Period (months)	36 months	12 months
Power Contracts [Member] | Maximum [Member] | Swaps [Member]
Derivative [Line Items]
Fixed price | $ / MWh	76.18	63.50
Period (months)	48 months	48 months
Propane [Member] | NGL Frac Spread [Member] | Swaps [Member]
Derivative [Line Items]
Notional volume (Bbl) | bbl	1,725,114	1,992,927
Fair Value ($)	$ 12.6	$ (10.9)
Propane [Member] | NGL Frac Spread [Member] | Minimum [Member] | Swaps [Member]
Derivative [Line Items]
Fixed price | $ / bbl	38.89	28.77
Period (months)	1 month	1 month
Propane [Member] | NGL Frac Spread [Member] | Maximum [Member] | Swaps [Member]
Derivative [Line Items]
Fixed price | $ / bbl	47.63	49.21
Period (months)	12 months	12 months
Butane [Member] | NGL Frac Spread [Member] | Swaps [Member]
Derivative [Line Items]
Notional volume (Bbl) | bbl	74,371	130,088
Fair Value ($)	$ 1.2	$ (0.3)
Butane [Member] | NGL Frac Spread [Member] | Minimum [Member] | Swaps [Member]
Derivative [Line Items]
Fixed price | $ / bbl	52.95	47.83
Period (months)	1 month	1 month
Butane [Member] | NGL Frac Spread [Member] | Maximum [Member] | Swaps [Member]
Derivative [Line Items]
Fixed price | $ / bbl	55.26	54.67
Period (months)	12 months	12 months
Crude Oil [Member] | NGL Frac Spread [Member] | Swaps [Member]
Derivative [Line Items]
Notional volume (Bbl) | bbl	329,230	518,665
Fair Value ($)	$ 6.0	$ (4.4)
Crude Oil [Member] | NGL Frac Spread [Member] | Minimum [Member] | Swaps [Member]
Derivative [Line Items]
Fixed price | $ / bbl	79.64	61.05
Period (months)	1 month	1 month
Crude Oil [Member] | NGL Frac Spread [Member] | Maximum [Member] | Swaps [Member]
Derivative [Line Items]
Fixed price | $ / bbl	86.28	75.64
Period (months)	12 months	12 months
Natural Gas [Member] | NGL Frac Spread [Member] | Swaps [Member]
Derivative [Line Items]
Notional volume (GJ or MWh) | kJ	9,490,365,000	11,428,515,000
Fair Value ($)	$ (3.8)	$ (8.4)
Natural Gas [Member] | NGL Frac Spread [Member] | Minimum [Member] | Swaps [Member]
Derivative [Line Items]
Fixed price | $ / item	1.38	0.42
Period (months)	1 month	1 month
Natural Gas [Member] | NGL Frac Spread [Member] | Maximum [Member] | Swaps [Member]
Derivative [Line Items]
Fixed price | $ / item	1.68	2.27
Period (months)	12 months	12 months